Current Plan of Operations and Ability to Operate as a Going Concern	3 Months Ended
Mar. 31, 2012
Current Plan of Operations and Ability to Operate as a Going Concern [Abstract]
CURRENT PLAN OF OPERATIONS AND ABILITY TO OPERATE AS A GOING CONCERN

NOTE 2. CURRENT PLAN OF OPERATIONS AND ABILITY TO OPERATE AS A GOING CONCERN

Our financial position has been adversely affected by our lack of working capital and the overall deterioration across all capital markets, particularly those for renewable energy companies. The lack of consistent and meaningful governmental support with tax incentives and other credit enhancements has had a serious detrimental effect on our previously planned business operations.

As of March 31, 2012, we had a working capital deficit of $12.9 million which includes $4.4 million related to earlier construction activities at our Mesquite Lake Biomass Plant and $4.9 million in redeemable debentures with recourse only against the equity interests of GreenHunter Mesquite Lake, LLC, which holds the Mesquite Lake Plant.

We have continued to experience losses from ongoing operations. These factors raised doubt about our ability to continue as a going concern. We have begun to generate revenue from our water management activities. We have received a number of capital advances from our Chairman and Chief Executive Officer in exchange for promissory notes that have been consolidated and extended to December 31, 2012. On August 15, 2011, the letter of guarantee from the Chairman and Chief Executive Officer of the company was increased for up to $2.0 million of credit support if needed to fund future operations. The total amount loaned against this letter of guarantee is approximately $839,000 resulting in a remaining guarantee of $1.2 million as of March 31, 2012.

Execution of our business plan for the next twelve months requires the ability to generate cash to satisfy planned operating requirements. We expect to receive a minimum of $500,000 in proceeds from the sale of our Ocotillo wind energy project after certain conditions are met which is estimated to be sometime during 2012. Along with the revenue generated from our water management activities, which includes the Hunter Disposal acquisition discussed below, and letter of guarantee and credit support, we anticipate having sufficient cash reserves to meet all of our anticipated operating obligations for the next twelve months. Planned capital expenditures are wholly dependent on the Company's ability to secure additional capital. As a result, we are in the process of seeking additional capital through a number of different alternatives, and particularly with respect to procuring working capital sufficient for the development of our water management projects in order that we can generate positive cash flow to sustain operations. We continue to pursue numerous opportunities in the water resource management business as it specifically relates to the oil and gas industry.

On February 17, 2012, the Company, through its wholly owned subsidiary, GreenHunter Water, closed on the acquisition of 100% of the equity ownership interest of Hunter Disposal, LLC, a wholly-owned subsidiary of Magnum Hunter Resources Corporation. The terms and conditions of the equity purchase agreement between the parties were approved by an independent special committee of the Board of Directors for each company. The total consideration for this acquisition was approximately $9.9 million. The consideration paid consisted of $2.2 million in cash, 1,846,722 shares of the Company's restricted common stock with a fair market value of $3.3 million, 22,000 shares of our 10% cumulative preferred stock with a stated value of $100 per share or $2.2 million, and a $2.2 million convertible promissory note due to the seller. On April 25, 2012, we amended the stated liquidation value of our 10% Series C Preferred Stock from $100 per share to $25 per share. As a result, the 22,000 shares of our Series C Preferred Stock issued in connection with the acquisition of Hunter Disposal were converted to 88,000 shares of 10% Series C Preferred Stock. In connection with the sale, Triad Hunter, LLC, a wholly owned subsidiary of Magnum Hunter Resources Corporation, entered into agreements with Hunter Disposal, LLC and GreenHunter Water, LLC for wastewater hauling and disposal capacity in the states of Kentucky, Ohio and West Virginia and a five-year tank rental agreement with GreenHunter Water, LLC. In fiscal year 2011, Hunter Disposal, LLC had positive cashflow from operations which exceeded the Company's deficit in cash flow from operations during 2011. Hunter Disposal entered into a significant service contract with a major oil & gas company during the second half of 2011 which further expanded our water management activities for 2012.

During the three months ended March 31, 2012, holders of $392,000 of our Series B Debentures elected to convert their principal and accrued interest into shares of our 10% Series C cumulative preferred stock. Additionally, we have received irrevocable agreements from other existing holders of our Series B Debentures to convert approximately $1.3 million of our Series B Debentures into our 10% Series C Preferred Stock in 2012.

There can be no assurance that we will be successful in generating sufficient cash flows to fund our planned development activities related to our water management business, or that the operations of our water management business will generate sufficient cash flows to fund our ongoing operations subsequent to its development. If we are unsuccessful in raising sufficient capital to fund the development of our water management business, or if our water management business fails to generate sufficient cash flows to fund our ongoing operating cash flow needs subsequent to its development, we will be required to seek alternative financing, sell a significant portion of our assets, or any combination thereof. Further, considering our financial condition, we may be forced to accept financing or sell assets at terms less favorable than would otherwise be available.